Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Intangible Assets, Net [Abstract]
Software	¥ 6,167,067		¥ 6,167,067
Less: accumulated amortization	(4,252,132)		(3,586,021)
Total	¥ 1,914,935	$ 262,345	¥ 2,581,046